PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 233,626	$ 273,450